Schedule of Black Scholes Option Pricing Model (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of Common Stock on measurement date		$ 4.76	$ 0.308
Risk-free interest rate, minimum	3.40%	0.79%	1.26%
Risk-free interest rate, maximum	4.10%	3.01%	1.33%
Volatility		89.00%	93.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (in years)			10 years
Expected volatility, minimum	87.00%
Expected volatility, maximum	92.00%
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value of Common Stock on measurement date		$ 4.76	$ 0.308
Risk-free interest rate, minimum		1.86%	0.78%
Risk-free interest rate, maximum		1.97%	1.63%
Volatility		89.00%	93.00%
Expected dividend yield		0.00%	0.00%
Expected life (in years)			10 years
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life (in years)	5 years	4 years
Minimum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life (in years)			5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life (in years)	6 years	10 years
Maximum [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life (in years)			10 years